BNY Mellon Mid Cap Multi-Strategy Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.9%
Automobiles & Components — .7%
BorgWarner, Inc.	9,390	310,715
Gentex Corp.	47,018	1,014,178
Harley-Davidson, Inc.	13,623	329,813
Modine Manufacturing Co. (a)	24,058	2,184,466
QuantumScape Corp. (a),(b)	7,395	29,580
Rivian Automotive, Inc., Cl. A (a),(b)	15,105	219,476
Thor Industries, Inc.	4,553	369,658
		4,457,886
Banks — 2.5%
Cullen/Frost Bankers, Inc.	2,191	278,213
East West Bancorp, Inc.	15,580	1,420,896
Fifth Third Bancorp	40,542	1,548,299
First Horizon Corp.	110,884	2,204,374
FNB Corp.	19,910	276,152
Huntington Bancshares, Inc.	94,747	1,480,896
M&T Bank Corp.	1,023	186,841
NU Holdings Ltd., Cl. A (a)	65,535	787,075
Old National Bancorp	71,020	1,481,477
Popular, Inc.	17,918	1,855,050
Regions Financial Corp.	43,455	931,675
SouthState Corp.	22,420	1,968,476
Synovus Financial Corp.	11,195	535,457
Webster Financial Corp.	7,937	408,597
Wintrust Financial Corp.	7,441	888,530
Zions Bancorp NA	11,000	520,960
		16,772,968
Capital Goods — 14.8%
3M Co.	3,743	555,274
AAON, Inc. (b)	335	32,257
Advanced Drainage Systems, Inc.	16,716	1,838,091
AECOM	20,671	2,270,709
AGCO Corp.	100	9,798
Allegion PLC	14,459	2,063,299
AMETEK, Inc.	30,202	5,398,305
API Group Corp. (a)	1,580	73,739
Axon Enterprise, Inc. (a)	12,656	9,496,556
Builders FirstSource, Inc. (a)	3,096	333,377
BWX Technologies, Inc.	400	50,240
Comfort Systems USA, Inc.	229	109,515
Cummins, Inc.	3,451	1,109,427
Curtiss-Wright Corp.	10,830	4,766,391
Donaldson Co., Inc.	12,740	886,067
Dover Corp.	2,835	503,921
Everus Construction Group, Inc. (a)	2,183	126,418
Fastenal Co.	29,770	1,230,692
Ferguson Enterprises, Inc.	29,267	5,336,545
Flowserve Corp.	3,385	168,945
Fortune Brands Innovations, Inc.	12,014	605,506

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Capital Goods — 14.8% (continued)
FTAI Aviation Ltd.	6,692	783,968
GE Vernova, Inc.	3,242	1,533,401
Generac Holdings, Inc. (a)	8,518	1,040,303
HEICO Corp., Cl. A	20,631	4,865,615
Hexcel Corp.	4,405	232,980
Howmet Aerospace, Inc.	33,691	5,723,764
Hubbell, Inc.	8,277	3,224,554
Huntington Ingalls Industries, Inc.	1,082	241,351
IDEX Corp.	16,487	2,982,663
Ingersoll Rand, Inc.	56,835	4,640,009
ITT, Inc.	2,361	355,425
Johnson Controls International PLC	30,275	3,068,977
Karman Holdings, Inc. (a)	38,405	1,646,038
L3Harris Technologies, Inc.	5,632	1,376,123
Lincoln Electric Holdings, Inc.	3,302	639,234
Loar Holdings, Inc. (a)	465	40,478
Masco Corp.	32,288	2,015,417
MasTec, Inc. (a)	2,231	347,880
Masterbrand, Inc. (a)	23,333	237,997
MSC Industrial Direct Co., Inc., Cl. A	5,984	485,901
Nordson Corp.	3,647	773,128
nVent Electric PLC	10,390	683,662
Owens Corning	4,837	647,916
Parker-Hannifin Corp.	1,397	928,586
Quanta Services, Inc.	7,960	2,726,778
QXO, Inc.	131,232	2,230,944
Regal Rexnord Corp.	465	62,050
Resideo Technologies, Inc. (a)	20,376	421,783
Rockwell Automation, Inc.	3,561	1,123,674
Sensata Technologies Holding PLC	225	5,864
Snap-on, Inc.	2,645	848,384
Spirit AeroSystems Holdings, Inc., Cl. A (a)	1,485	55,509
Textron, Inc.	26,171	1,937,439
The Timken Company	8,650	592,439
UFP Industries, Inc.	6,286	613,262
United Rentals, Inc.	2,475	1,753,240
Valmont Industries, Inc.	518	164,745
Vertiv Holdings Co., Cl. A	35,325	3,812,627
W.W. Grainger, Inc.	1,352	1,470,381
Watsco, Inc.	5,597	2,482,661
Watts Water Technologies, Inc., Cl. A	3,075	744,519
WESCO International, Inc.	12,050	2,023,074
Westinghouse Air Brake Technologies Corp.	7,351	1,487,254
WillScot Holdings Corp.	3,270	88,127
Xylem, Inc.	10,089	1,271,618
		101,396,814
Commercial & Professional Services — 5.7%
Amentum Holdings, Inc. (a)	5,826	120,365
Booz Allen Hamilton Holding Corp.	1,945	206,656
Broadridge Financial Solutions, Inc.	16,078	3,904,221
CACI International, Inc., Cl. A (a)	5,044	2,158,832

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Commercial & Professional Services — 5.7% (continued)
Casella Waste Systems, Inc., Cl. A (a)	18,158	2,128,299
Clarivate PLC (a)	15,815	66,739
Clean Harbors, Inc. (a)	7,124	1,615,652
Copart, Inc. (a)	69,589	3,582,442
Equifax, Inc.	14,747	3,896,010
Jacobs Solutions, Inc.	4,114	519,598
Leidos Holdings, Inc.	5,886	874,189
Paychex, Inc.	11,348	1,791,963
Paycom Software, Inc.	870	225,408
RB Global, Inc.	15,268	1,607,720
Robert Half, Inc.	6,807	311,693
Rollins, Inc.	64,606	3,698,694
Science Applications International Corp.	4,264	492,663
SS&C Technologies Holdings, Inc.	20,287	1,639,392
Tetra Tech, Inc.	9,795	342,237
Veralto Corp.	3,686	372,397
Verisk Analytics, Inc.	17,593	5,526,665
Waste Connections, Inc.	18,737	3,692,875
		38,774,710
Consumer Discretionary Distribution & Retail — 4.7%
Advance Auto Parts, Inc.	1,400	67,102
AutoZone, Inc. (a)	500	1,866,520
Bath & Body Works, Inc.	11,725	329,707
Best Buy Co., Inc.	8,330	552,112
Burlington Stores, Inc. (a)	15,426	3,521,293
CarMax, Inc. (a)	5,885	379,347
Carvana Co. (a)	2,329	761,956
Chewy, Inc., Cl. A (a)	38,183	1,727,781
Coupang, Inc. (a)	22,385	627,899
eBay, Inc.	24,833	1,817,031
Etsy, Inc. (a)	4,178	231,252
Five Below, Inc. (a)	1,770	206,329
Floor & Decor Holdings, Inc., Cl. A (a)	1,241	88,967
Genuine Parts Co.	5,086	643,481
Lithia Motors, Inc.	152	48,170
LKQ Corp.	11,071	448,043
Macy’s, Inc.	8,145	96,844
Ollie’s Bargain Outlet Holdings, Inc. (a)	20,735	2,310,916
O’Reilly Automotive, Inc. (a)	3,056	4,179,080
Pool Corp.	13,044	3,920,896
Ross Stores, Inc.	8,665	1,213,880
The Gap, Inc.	61,666	1,375,769
Tractor Supply Co.	19,485	943,074
Ulta Beauty, Inc. (a)	6,697	3,157,368
Valvoline, Inc. (a),(b)	21,087	729,399
Wayfair, Inc., Cl. A (a)	1,460	60,210
Williams-Sonoma, Inc.	4,406	712,715
		32,017,141
Consumer Durables & Apparel — 2.4%
Amer Sports, Inc. (a)	69,723	2,536,523
Capri Holdings Ltd. (a),(b)	7,530	136,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Consumer Durables & Apparel — 2.4% (continued)
Crocs, Inc. (a)	6,278	640,356
D.R. Horton, Inc.	11,670	1,377,760
Deckers Outdoor Corp. (a)	1,155	121,876
Garmin Ltd.	3,190	647,474
Hasbro, Inc.	20,030	1,336,201
Lululemon Athletica, Inc. (a)	1,780	563,672
NVR, Inc. (a)	263	1,871,489
Polaris, Inc. (b)	2,760	108,247
PulteGroup, Inc.	10,880	1,066,566
PVH Corp. (b)	3,236	271,080
Ralph Lauren Corp.	2,428	672,095
Skechers USA, Inc., Cl. A (a)	28,892	1,792,460
Somnigroup International, Inc.	18,687	1,215,776
Tapestry, Inc.	9,245	726,195
Toll Brothers, Inc.	6,480	675,540
TopBuild Corp. (a)	1,983	560,971
Under Armour, Inc., Cl. A (a),(b)	9,715	65,188
VF Corp. (b)	7,435	92,640
		16,478,553
Consumer Services — 3.3%
Aramark	29,552	1,196,856
Boyd Gaming Corp.	11,074	830,218
Caesars Entertainment, Inc. (a)	2,745	73,786
Carnival Corp. (a)	25,440	590,717
Churchill Downs, Inc.	4,261	406,798
Darden Restaurants, Inc.	6,914	1,481,048
Domino’s Pizza, Inc.	382	180,999
DraftKings, Inc., Cl. A (a)	10,880	390,374
Duolingo, Inc. (a)	811	421,404
Dutch Bros, Inc., Cl. A (a)	2,820	203,604
Expedia Group, Inc.	11,898	1,983,991
Frontdoor, Inc. (a)	14,855	817,174
Grand Canyon Education, Inc. (a)	7,412	1,466,427
H&R Block, Inc.	15,099	859,888
Hilton Worldwide Holdings, Inc.	8,559	2,126,398
Hyatt Hotels Corp., Cl. A (b)	3,080	406,652
Las Vegas Sands Corp.	32,229	1,326,546
Marriott International, Inc., Cl. A	2,494	657,992
MGM Resorts International (a),(b)	13,185	417,305
Norwegian Cruise Line Holdings Ltd. (a)	13,425	236,951
Planet Fitness, Inc., Cl. A (a)	22,115	2,274,085
Royal Caribbean Cruises Ltd.	6,147	1,579,595
Service Corp. International	7,915	617,370
Travel + Leisure Co.	1,960	95,197
Wingstop, Inc.	508	173,584
Wyndham Hotels & Resorts, Inc.	11,901	985,165
Wynn Resorts Ltd. (b)	1,235	111,817
Yum! Brands, Inc.	2,664	383,456
		22,295,397
Consumer Staples Distribution & Retail — 1.8%
BJ’s Wholesale Club Holdings, Inc. (a)	24,248	2,745,116

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Consumer Staples Distribution & Retail — 1.8% (continued)
Casey’s General Stores, Inc. (b)	7,064	3,092,337
Dollar General Corp.	4,785	465,342
Dollar Tree, Inc. (a)	5,742	518,273
Maplebear, Inc. (a)	10,339	472,182
Sysco Corp.	15,324	1,118,652
The Kroger Company	22,040	1,503,789
US Foods Holding Corp. (a)	26,027	2,059,256
Walgreens Boots Alliance, Inc.	21,585	242,831
		12,217,778
Energy — 3.6%
Antero Resources Corp. (a)	45,478	1,703,151
APA Corp.	3,565	60,641
Baker Hughes Co.	30,275	1,121,689
Cheniere Energy, Inc.	7,183	1,702,299
Chord Energy Corp.	6,044	543,960
Devon Energy Corp.	32,778	991,862
Diamondback Energy, Inc.	24,315	3,271,583
DT Midstream, Inc.	5,525	578,688
EQT Corp.	35,133	1,936,882
Expand Energy Corp.	747	86,749
Halliburton Co.	15,735	308,249
Hess Corp.	10,814	1,429,503
Kinder Morgan, Inc.	24,170	677,727
Marathon Petroleum Corp.	6,832	1,098,176
NOV, Inc.	62,061	744,732
ONEOK, Inc.	25,121	2,030,782
Phillips 66	3,895	442,005
Range Resources Corp.	23,713	902,042
Targa Resources Corp.	7,881	1,244,646
TechnipFMC PLC	28,797	897,027
Texas Pacific Land Corp. (b)	260	289,648
The Williams Companies, Inc.	24,340	1,472,813
Valero Energy Corp.	11,068	1,427,440
		24,962,294
Equity Real Estate Investment Trusts — 4.5%
Agree Realty Corp. (b),(c)	3,500	263,550
AvalonBay Communities, Inc. (c)	700	144,739
Brixmor Property Group, Inc. (c)	37,680	957,449
BXP, Inc. (c)	8,856	596,274
Camden Property Trust (c)	7,773	913,250
Crown Castle, Inc. (c)	5,049	506,667
CubeSmart (c)	13,560	579,826
Digital Realty Trust, Inc. (c)	18,913	3,243,958
EastGroup Properties, Inc. (c)	4,083	692,273
Equity LifeStyle Properties, Inc. (c)	26,639	1,693,441
Equity Residential (c)	8,249	578,585
Essex Property Trust, Inc. (c)	4,748	1,347,957
Extra Space Storage, Inc. (c)	15,269	2,307,909
Federal Realty Investment Trust (c)	10,735	1,024,978
Healthcare Realty Trust, Inc. (c)	6,500	94,250
Healthpeak Properties, Inc. (c)	96,254	1,675,782

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Equity Real Estate Investment Trusts — 4.5% (continued)
Host Hotels & Resorts, Inc. (c)	33,779	523,237
Iron Mountain, Inc. (c)	6,610	652,473
Kimco Realty Corp. (c)	32,454	689,972
Lamar Advertising Co., Cl. A (c)	12,127	1,461,788
Medical Properties Trust, Inc. (b),(c)	23,305	106,504
Mid-America Apartment Communities, Inc. (c)	2,179	341,340
Omega Healthcare Investors, Inc. (c)	6,270	231,990
Rayonier, Inc. (c)	22,301	528,534
Realty Income Corp. (c)	24,530	1,388,889
Regency Centers Corp. (c)	18,467	1,332,394
SBA Communications Corp. (c)	186	43,131
Simon Property Group, Inc. (c)	15,183	2,475,892
UDR, Inc. (c)	5,790	239,880
Ventas, Inc. (c)	5,545	356,433
VICI Properties, Inc. (c)	64,298	2,038,889
Weyerhaeuser Co. (c)	80,147	2,076,609
		31,108,843
Financial Services — 7.7%
Affiliated Managers Group, Inc.	3,923	690,448
Affirm Holdings, Inc. (a)	5,560	288,564
Ally Financial, Inc.	13,470	471,449
Ameriprise Financial, Inc.	8,120	4,135,029
Ares Management Corp., Cl. A	1,075	177,913
Block, Inc. (a)	42,970	2,653,397
Blue Owl Capital, Inc.	12,475	233,033
Capital One Financial Corp.	9,569	1,809,976
Cboe Global Markets, Inc.	1,079	247,220
Coinbase Global, Inc., Cl. A (a)	4,462	1,100,418
Corpay, Inc. (a)	1,295	421,017
Equitable Holdings, Inc.	22,657	1,197,876
Evercore, Inc., Cl. A	8,285	1,917,895
Fidelity National Information Services, Inc.	30,546	2,431,767
Fiserv, Inc. (a)	18,750	3,052,312
Global Payments, Inc.	11,580	875,564
Intercontinental Exchange, Inc.	15,057	2,707,249
Invesco Ltd.	6,410	92,689
Jack Henry & Associates, Inc.	3,804	689,171
Jefferies Financial Group, Inc.	5,100	247,860
LPL Financial Holdings, Inc.	13,690	5,300,220
MarketAxess Holdings, Inc.	297	64,274
MGIC Investment Corp.	36,910	976,269
MSCI, Inc.	2,005	1,130,860
Nasdaq, Inc.	23,157	1,934,536
Northern Trust Corp.	6,380	681,001
Raymond James Financial, Inc.	18,823	2,766,605
Robinhood Markets, Inc., Cl. A (a)	15,825	1,046,824
Rocket Cos., Inc., Cl. A (b)	171,461	2,186,128
Shift4 Payments, Inc., Cl. A (a),(b)	1,180	111,852
SLM Corp.	92,567	2,996,394
SoFi Technologies, Inc. (a),(b)	20,280	269,724
Starwood Property Trust, Inc. (b),(c)	9,120	180,120

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Financial Services — 7.7% (continued)
State Street Corp.	7,370	709,584
Stifel Financial Corp.	4,587	432,187
Synchrony Financial	15,451	890,750
T. Rowe Price Group, Inc.	3,454	323,260
The Carlyle Group, Inc.	23,512	1,062,742
Toast, Inc., Cl. A (a)	10,970	462,715
Tradeweb Markets, Inc., Cl. A	9,935	1,435,111
Voya Financial, Inc.	32,502	2,162,033
XP, Inc., Cl. A	9,715	188,082
		52,752,118
Food, Beverage & Tobacco — 1.5%
Archer-Daniels-Midland Co.	4,635	223,731
Brown-Forman Corp., Cl. B (b)	6,757	225,278
Bunge Global SA	6,915	540,407
Celsius Holdings, Inc. (a)	6,320	239,402
Coca-Cola Consolidated, Inc.	6,430	737,200
Coca-Cola Europacific Partners PLC	6,370	584,702
Conagra Brands, Inc.	9,926	227,206
Darling Ingredients, Inc. (a)	2,680	83,509
Freshpet, Inc. (a)	7,947	637,032
General Mills, Inc.	2,500	135,650
Ingredion, Inc.	4,980	692,818
Lamb Weston Holdings, Inc.	16,769	935,375
McCormick & Co., Inc.	12,040	875,669
Molson Coors Beverage Co., Cl. B	28,827	1,544,839
Primo Brands Corp., Cl. A	22,351	739,148
The Hershey Company	1,590	255,497
The J.M. Smucker Company	1,779	200,333
Tyson Foods, Inc., Cl. A	26,339	1,479,198
		10,356,994
Health Care Equipment & Services — 5.6%
Acadia Healthcare Co., Inc. (a)	1,705	38,601
Align Technology, Inc. (a)	14,611	2,643,714
Baxter International, Inc.	62,514	1,906,677
Cardinal Health, Inc.	1,656	255,753
Cencora, Inc.	10,690	3,113,356
Centene Corp. (a)	32,103	1,811,893
DaVita, Inc. (a)	2,093	285,192
DENTSPLY SIRONA, Inc.	4,180	66,796
Dexcom, Inc. (a)	27,755	2,381,379
Encompass Health Corp.	19,788	2,392,369
Envista Holdings Corp. (a)	1,345	24,573
GE HealthCare Technologies, Inc.	2,715	191,516
Globus Medical, Inc., Cl. A (a)	23,323	1,380,255
HealthEquity, Inc. (a)	13,512	1,359,442
Henry Schein, Inc. (a),(b)	5,500	384,945
Humana, Inc.	1,462	340,836
IDEXX Laboratories, Inc. (a)	7,272	3,733,154
Inspire Medical Systems, Inc. (a)	6,743	931,883
Insulet Corp. (a)	2,146	697,514
Labcorp Holdings, Inc.	8,315	2,070,186

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Health Care Equipment & Services — 5.6% (continued)
Masimo Corp. (a),(b)	587	95,388
McKesson Corp.	843	606,547
Molina Healthcare, Inc. (a)	3,546	1,081,672
Penumbra, Inc. (a)	782	208,771
Quest Diagnostics, Inc.	6,352	1,101,056
QuidelOrtho Corp. (a)	1,415	43,398
ResMed, Inc.	4,873	1,192,862
Solventum Corp. (a)	11,949	873,352
STERIS PLC	11,657	2,858,413
Tenet Healthcare Corp. (a)	7,660	1,292,778
The Cooper Companies, Inc. (a)	20,642	1,409,436
Veeva Systems, Inc., Cl. A (a)	4,819	1,347,874
Zimmer Biomet Holdings, Inc.	3,823	352,366
		38,473,947
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	32,680	3,212,771
Coty, Inc., Cl. A (a)	53,695	264,716
e.l.f. Beauty, Inc. (a)	1,649	185,496
Kenvue, Inc.	129,842	3,099,329
The Clorox Company	2,406	317,303
		7,079,615
Insurance — 3.9%
American Financial Group, Inc.	2,832	351,111
Aon PLC, Cl. A	1,930	718,114
Arch Capital Group Ltd.	2,549	242,257
Arthur J. Gallagher & Co.	2,848	989,509
Assurant, Inc.	15,728	3,192,469
Assured Guaranty Ltd.	10,795	912,717
Cincinnati Financial Corp.	5,580	841,576
Everest Group Ltd.	2,694	935,330
Fidelity National Financial, Inc.	12,795	700,782
First American Financial Corp.	9,711	541,971
Markel Group, Inc. (a)	1,400	2,718,380
Old Republic International Corp.	41,500	1,568,700
Principal Financial Group, Inc.	10,450	813,951
Prudential Financial, Inc.	851	88,410
Reinsurance Group of America, Inc.	10,758	2,186,994
RenaissanceRe Holdings Ltd.	10,913	2,721,920
Ryan Specialty Holdings, Inc.	31,358	2,244,292
The Allstate Corp.	1,131	237,363
The Hartford Insurance Group, Inc.	14,970	1,943,705
The Travelers Companies, Inc.	2,387	658,096
Unum Group	8,325	680,236
W. R. Berkley Corp.	18,988	1,418,214
		26,706,097
Materials — 4.5%
Albemarle Corp. (b)	4,200	234,192
Ashland, Inc.	9,495	470,097
Avery Dennison Corp.	7,652	1,359,990
Ball Corp.	18,732	1,003,661
Celanese Corp.	4,406	232,769

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Materials — 4.5% (continued)
CF Industries Holdings, Inc.	26,587	2,411,707
Cleveland-Cliffs, Inc. (a),(b)	10,115	58,970
Commercial Metals Co.	12,180	567,466
Corteva, Inc.	19,690	1,394,052
CRH PLC	18,275	1,665,949
Crown Holdings, Inc.	16,071	1,582,993
Dow, Inc.	9,560	265,194
DuPont de Nemours, Inc.	11,579	773,477
Eastman Chemical Co.	5,938	465,361
FMC Corp.	5,778	234,356
Freeport-McMoRan, Inc.	51,492	1,981,412
Huntsman Corp.	7,475	83,272
International Flavors & Fragrances, Inc.	2,952	226,005
International Paper Co.	40,329	1,928,129
Martin Marietta Materials, Inc.	2,450	1,341,498
Newmont Corp.	40,352	2,127,357
Nucor Corp.	1,511	165,243
Olin Corp.	7,180	139,364
Packaging Corp. of America	9,031	1,744,518
PPG Industries, Inc.	423	46,868
Reliance, Inc.	5,700	1,669,074
Royal Gold, Inc.	2,093	372,805
Sealed Air Corp.	11,820	380,604
Smurfit WestRock PLC	5,837	252,917
Sonoco Products Co.	3,850	175,329
Steel Dynamics, Inc.	6,642	817,431
The Mosaic Company	41,690	1,506,677
The Scotts Miracle-Gro Company	1,780	106,017
United States Steel Corp.	7,875	423,833
Vulcan Materials Co.	8,936	2,368,666
		30,577,253
Media & Entertainment — 2.0%
Angi, Inc. (a)	5,426	84,917
Charter Communications, Inc., Cl. A (a),(b)	1,470	582,517
Electronic Arts, Inc.	3,887	558,873
Fox Corp., Cl. A	9,080	498,855
IAC, Inc. (a)	10,335	371,647
Liberty Broadband Corp., Cl. C (a)	4,086	383,267
Liberty Media Corp.-Liberty Formula One, Cl. C (a)	24,105	2,326,856
Liberty Media Corp.-Liberty Live, Cl. C (a)	701	51,138
Live Nation Entertainment, Inc. (a)	1,291	177,112
Match Group, Inc. (b)	13,432	402,154
News Corp., Cl. A	15,555	439,273
Nexstar Media Group, Inc.	2,490	424,346
Omnicom Group, Inc. (b)	20,069	1,473,867
Paramount Global, Cl. B (b)	20,081	242,980
Pinterest, Inc., Cl. A (a)	42,936	1,335,739
ROBLOX Corp., Cl. A (a)	11,780	1,024,624
Roku, Inc. (a)	2,170	157,238
Sirius XM Holdings, Inc. (b)	8,121	176,063
Take-Two Interactive Software, Inc. (a)	4,394	994,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Media & Entertainment — 2.0% (continued)
The Interpublic Group of Companies, Inc.	23,215	556,231
The Trade Desk, Inc., Cl. A (a)	9,345	702,931
Trump Media & Technology Group Corp. (a),(b)	2,375	50,659
Warner Bros Discovery, Inc. (a)	48,614	484,682
ZoomInfo Technologies, Inc. (a)	1,310	12,511
		13,512,754
Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
Agilent Technologies, Inc.	10,264	1,148,747
Alnylam Pharmaceuticals, Inc. (a)	3,415	1,040,072
Ascendis Pharma A/S, ADR (a)	3,203	521,577
Avantor, Inc. (a),(b)	3,710	47,896
Biogen, Inc. (a)	1,078	139,914
BioMarin Pharmaceutical, Inc. (a)	3,424	198,832
BioNTech SE, ADR (a)	8,798	842,936
Bio-Techne Corp.	52,433	2,537,757
Charles River Laboratories International, Inc. (a)	4,417	599,078
Elanco Animal Health, Inc. (a),(b)	9,575	128,688
Exact Sciences Corp. (a)	4,320	243,130
Exelixis, Inc. (a)	2,110	90,814
GRAIL, Inc. (a),(b)	2,400	92,184
Illumina, Inc. (a)	27,642	2,273,278
Incyte Corp. (a)	6,160	400,770
Ionis Pharmaceuticals, Inc. (a)	7,550	253,001
IQVIA Holdings, Inc. (a)	2,540	356,438
Mettler-Toledo International, Inc. (a)	3,099	3,580,956
Natera, Inc. (a)	12,240	1,930,615
Neurocrine Biosciences, Inc. (a)	3,208	394,648
Perrigo Co. PLC (b)	3,540	94,766
QIAGEN NV (b)	8,077	364,515
Repligen Corp. (a)	31,475	3,716,253
Roivant Sciences Ltd. (a)	7,445	81,821
Ultragenyx Pharmaceutical, Inc. (a)	1,305	44,409
United Therapeutics Corp. (a)	491	156,555
Viatris, Inc.	24,084	211,698
Viking Therapeutics, Inc. (a),(b)	3,025	81,070
Waters Corp. (a)	2,153	751,914
West Pharmaceutical Services, Inc.	1,795	378,476
		22,702,808
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Cl. A (a)	9,654	1,206,943
CoStar Group, Inc. (a)	83,184	6,119,015
Zillow Group, Inc., Cl. C (a)	2,510	168,446
		7,494,404
Semiconductors & Semiconductor Equipment — 1.7%
Astera Labs, Inc. (a)	3,190	289,397
Cirrus Logic, Inc. (a)	412	40,524
Enphase Energy, Inc. (a)	3,689	152,688
Entegris, Inc.	1,714	117,820
First Solar, Inc. (a)	3,091	488,625
Lam Research Corp.	10,769	870,028
MACOM Technology Solutions Holdings, Inc. (a)	1,171	142,405

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Semiconductors & Semiconductor Equipment — 1.7% (continued)
Microchip Technology, Inc.	31,085	1,804,174
Monolithic Power Systems, Inc.	3,649	2,415,273
ON Semiconductor Corp. (a)	8,470	355,909
Qorvo, Inc. (a)	2,967	225,551
Rambus, Inc. (a)	71,144	3,804,070
Skyworks Solutions, Inc.	9,276	640,322
Teradyne, Inc.	1,396	109,726
Universal Display Corp.	1,141	163,562
		11,620,074
Software & Services — 10.5%
Akamai Technologies, Inc. (a)	11,973	909,110
ANSYS, Inc. (a)	3,831	1,267,371
AppLovin Corp., Cl. A (a)	6,020	2,365,860
Bentley Systems, Inc., Cl. B	59,508	2,840,317
BILL Holdings, Inc. (a)	2,075	90,636
BlackLine, Inc. (a)	6,196	346,542
Cadence Design Systems, Inc. (a)	10,458	3,002,178
Check Point Software Technologies Ltd. (a)	6,376	1,459,339
Cloudflare, Inc., Cl. A (a)	7,080	1,174,501
Cognizant Technology Solutions Corp., Cl. A	27,759	2,248,201
Confluent, Inc., Cl. A (a)	69,644	1,603,901
CyberArk Software Ltd. (a)	5,688	2,177,253
Datadog, Inc., Cl. A (a)	22,696	2,675,404
Docusign, Inc. (a),(b)	2,655	235,260
Dolby Laboratories, Inc., Cl. A	26,645	1,978,658
Dynatrace, Inc. (a)	10,100	545,501
Elastic NV (a)	2,375	192,066
EPAM Systems, Inc. (a)	7,713	1,345,841
Fair Isaac Corp. (a)	686	1,184,228
Gartner, Inc. (a)	10,967	4,786,218
Gen Digital, Inc.	28,510	811,965
Gitlab, Inc., Cl. A (a)	1,530	69,630
GoDaddy, Inc., Cl. A (a)	230	41,895
Guidewire Software, Inc. (a)	3,001	645,275
HubSpot, Inc. (a)	10,804	6,373,280
InterDigital, Inc.	2,882	626,143
Intuit, Inc.	3,259	2,455,559
Kyndryl Holdings, Inc. (a)	12,115	472,970
Manhattan Associates, Inc. (a)	1,137	214,643
MicroStrategy, Inc., Cl. A (a),(b)	5,166	1,906,564
Monday.com Ltd. (a)	10,912	3,246,211
MongoDB, Inc. (a)	1,631	307,982
Nutanix, Inc., Cl. A (a)	7,170	549,867
Okta, Inc. (a)	4,402	454,154
Palantir Technologies, Inc., Cl. A (a)	46,225	6,091,530
PTC, Inc. (a)	744	125,230
RingCentral, Inc., Cl. A (a)	160	4,149
Roper Technologies, Inc.	8,273	4,717,844
SentinelOne, Inc., Cl. A (a)	1,935	34,075
ServiceNow, Inc. (a)	3,820	3,862,364
Twilio, Inc., Cl. A (a)	5,240	616,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Software & Services — 10.5% (continued)
Tyler Technologies, Inc. (a)	6,446	3,719,278
Unity Software, Inc. (a),(b)	5,630	146,830
VeriSign, Inc.	3,134	853,921
Zoom Communications, Inc. (a)	2,835	230,344
Zscaler, Inc. (a)	3,571	984,525
		71,991,361
Technology Hardware & Equipment — 4.2%
Amphenol Corp., Cl. A	90,705	8,157,101
Arrow Electronics, Inc. (a)	3,363	398,112
CDW Corp.	8,100	1,460,916
Ciena Corp. (a)	1,650	132,099
Cognex Corp.	7,146	214,166
Coherent Corp. (a)	1,300	98,319
Corning, Inc.	7,660	379,859
Dell Technologies, Inc., Cl. C	6,929	770,990
F5, Inc. (a)	2,286	652,379
Flex Ltd. (a)	17,254	729,844
Hewlett Packard Enterprise Co.	24,345	420,682
HP, Inc.	8,095	201,565
Jabil, Inc.	10,357	1,740,079
Keysight Technologies, Inc. (a)	34,324	5,390,241
NetApp, Inc.	17,261	1,711,601
Pure Storage, Inc., Cl. A (a)	11,715	627,807
Sandisk Corp. (a)	2,566	96,712
Super Micro Computer, Inc. (a)	11,207	448,504
TD SYNNEX Corp.	705	85,545
TE Connectivity PLC	4,298	687,981
Trimble, Inc. (a)	20,198	1,439,511
Ubiquiti, Inc.	168	66,409
Western Digital Corp. (a)	4,980	256,719
Zebra Technologies Corp., Cl. A (a)	8,117	2,352,063
		28,519,204
Telecommunication Services — .0%
GCI Liberty, Inc. (Escrow Share) (a)	9,830	8,847
Iridium Communications, Inc.	1,260	32,004
		40,851
Transportation — 1.9%
Alaska Air Group, Inc. (a)	4,695	239,116
American Airlines Group, Inc. (a)	12,650	144,337
Avis Budget Group, Inc. (a),(b)	305	37,146
Delta Air Lines, Inc.	10,960	530,354
Expeditors International of Washington, Inc.	14,914	1,681,255
J.B. Hunt Transport Services, Inc.	3,988	553,734
Knight-Swift Transportation Holdings, Inc.	55,254	2,448,857
Landstar System, Inc.	6,998	960,266
Lyft, Inc., Cl. A (a)	2,155	32,842
Norfolk Southern Corp.	11,860	2,930,843
Old Dominion Freight Line, Inc.	10,374	1,661,604
Ryder System, Inc.	5,132	755,071
Southwest Airlines Co. (b)	5,490	183,256

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Transportation — 1.9% (continued)
United Airlines Holdings, Inc. (a)	12,040	956,518
XPO, Inc. (a),(b)	735	83,665
		13,198,864
Utilities — 4.0%
Ameren Corp.	8,940	866,107
American Water Works Co., Inc.	10,376	1,483,457
Brookfield Renewable Corp.	4,750	139,603
CenterPoint Energy, Inc.	25,672	956,025
CMS Energy Corp.	14,135	992,701
Constellation Energy Corp.	6,205	1,899,661
Dominion Energy, Inc.	39,919	2,262,210
DTE Energy Co.	14,930	2,040,184
Edison International	11,110	618,272
Entergy Corp.	23,907	1,990,975
Eversource Energy	14,845	962,104
Exelon Corp.	62,102	2,721,310
FirstEnergy Corp.	14,315	600,371
MDU Resources Group, Inc.	8,735	150,155
NiSource, Inc.	27,275	1,078,454
NRG Energy, Inc.	10,435	1,626,816
OGE Energy Corp.	19,517	867,921
Pinnacle West Capital Corp.	7,635	696,541
Public Service Enterprise Group, Inc.	5,000	405,150
The AES Corp.	20,880	210,679
UGI Corp.	3,710	133,783
Vistra Corp.	9,278	1,489,768
WEC Energy Group, Inc.	10,185	1,094,276
Xcel Energy, Inc.	26,435	1,853,093
		27,139,616
Total Common Stocks (cost $294,068,940)		662,648,344

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(d) (cost $0)	40,585	47,079

	Shares
Exchange-Traded Funds — .6%
Registered Investment Companies — .6%
iShares Russell Mid-Cap Growth ETF	5,129	681,849
SPDR S&P MidCap 400 ETF Trust	6,401	3,512,357
Total Exchange-Traded Funds (cost $3,904,510)		4,194,206

1-Day Yield (%)
Investment Companies — 2.6%
Registered Investment Companies — 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $17,654,834)	4.42	17,654,834	17,654,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,631,672)	4.42	1,631,672	1,631,672
Total Investments (cost $317,259,956)		100.4%	686,176,135
Liabilities, Less Cash and Receivables		(.4%)	(2,430,577)
Net Assets		100.0%	683,745,558

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depository Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $9,504,620 and the value of the collateral was
$9,778,224, consisting of cash collateral of $1,631,672 and U.S. Government & Agency securities valued at $8,146,552.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at May 31, 2025. These securities were valued at $47,079 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	662,639,497	8,847††	—	662,648,344
Exchange-Traded Funds	4,194,206	—	—	4,194,206
Rights	—	—	47,079	47,079
Investment Companies	19,286,506	—	—	19,286,506
	686,120,209	8,847	47,079	686,176,135

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $368,916,179, consisting of $372,752,823 gross unrealized appreciation and $3,836,644 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.